Disclosure of detailed information about property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Balance, beginning of year	$ 1,750
Balance, end of year	2,128	$ 1,750
Cost [Member]
Statement [Line Items]
Balance, beginning of year	6,549	6,791
Additions	1,241	1,411
Disposals/write-offs	(154)	(1,653)
Balance, end of year	7,636	6,549
Depreciation and impairment losses [Member]
Statement [Line Items]
Balance, beginning of year	4,799	5,325
Depreciation for the year	863	1,127
Disposals/write-offs	(154)	(1,653)
Balance, end of year	5,508	4,799
Furniture and fixtures [Member]
Statement [Line Items]
Balance, beginning of year	276
Balance, end of year	335	276
Furniture and fixtures [Member] | Cost [Member]
Statement [Line Items]
Balance, beginning of year	1,044	998
Additions	188	96
Disposals/write-offs	(154)	(50)
Balance, end of year	1,078	1,044
Furniture and fixtures [Member] | Depreciation and impairment losses [Member]
Statement [Line Items]
Balance, beginning of year	768	701
Depreciation for the year	129	117
Disposals/write-offs	(154)	(50)
Balance, end of year	743	768
Computer hardware [Member]
Statement [Line Items]
Balance, beginning of year	384
Balance, end of year	588	384
Computer hardware [Member] | Cost [Member]
Statement [Line Items]
Balance, beginning of year	2,609	2,568
Additions	526	190
Disposals/write-offs	0	(149)
Balance, end of year	3,135	2,609
Computer hardware [Member] | Depreciation and impairment losses [Member]
Statement [Line Items]
Balance, beginning of year	2,225	2,027
Depreciation for the year	322	347
Disposals/write-offs	0	(149)
Balance, end of year	2,547	2,225
Computer software [Member]
Statement [Line Items]
Balance, beginning of year	439
Balance, end of year	242	439
Computer software [Member] | Cost [Member]
Statement [Line Items]
Balance, beginning of year	2,190	1,759
Additions	19	431
Disposals/write-offs	0	0
Balance, end of year	2,209	2,190
Computer software [Member] | Depreciation and impairment losses [Member]
Statement [Line Items]
Balance, beginning of year	1,751	1,561
Depreciation for the year	216	190
Disposals/write-offs	0	0
Balance, end of year	1,967	1,751
Leasehold improvements [Member]
Statement [Line Items]
Balance, beginning of year	651
Balance, end of year	963	651
Leasehold improvements [Member] | Cost [Member]
Statement [Line Items]
Balance, beginning of year	706	1,466
Additions	508	694
Disposals/write-offs	0	(1,454)
Balance, end of year	1,214	706
Leasehold improvements [Member] | Depreciation and impairment losses [Member]
Statement [Line Items]
Balance, beginning of year	55	1,036
Depreciation for the year	196	473
Disposals/write-offs	0	(1,454)
Balance, end of year	$ 251	$ 55